Restructuring and Related Activities (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Accrued Liabilities and Other Liabilities	$ 1,415,000	$ 3,621,000	$ 3,621,000	$ 1,992,000	$ 3,859,000
Restructuring Charges	171,000	901,000
Payments for Restructuring	(625,000)		(1,563,000)
Restructuring Cost and Reserve [Line Items]
Restructuring Costs and Asset Impairment Charges	48,000		1,325,000
Accrued Liabilities and Other Liabilities	1,415,000	3,621,000	3,621,000	1,992,000	$ 3,859,000
Payments for Restructuring	625,000		1,563,000
Restructuring Charges	171,000	901,000
Restructuring Reserve, Noncurrent				$ 1,200,000
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Restructuring and Related Activities [Abstract]
Restructuring Charges	171,000		420,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 171,000		$ 420,000
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Restructuring and Related Activities [Abstract]
Restructuring Charges		419,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		419,000
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring and Related Activities [Abstract]
Restructuring Charges		62,000
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 62,000